INCOME STATEMENT DETAILS (Schedule of Cost of Revenues) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Transmission, communication and content providers	₪ 786	₪ 746	₪ 742
Cost of equipment and accessories	510	500	543
Depreciation and amortization	546	603	457
Wages, employee benefits expenses and car maintenance	282	312	310
Costs of handling, replacing or repairing equipment	66	71	73
Operating lease, rent and overhead expenses	75	73	184
Network and cable maintenance	97	99	109
Internet infrastructure and service providers	157	173	143
IT support and other operating expenses	56	57	56
Amortization of deferred expenses - rights of use	31	28	47
Other	58	45	36
Total cost of revenues	₪ 2,664	₪ 2,707	₪ 2,700	[1]

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.